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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:       June 30, 2000
                                                     -------------



Check here if Amendment                   [ ]   Amendment Number :
                                          [ ]   is a restatement
                                          [ ]   adds new holdings entries.
This Amendment (Check only one.):



Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
        -----------------------------------
Address:   780 Third Avenue, 43rd Floor
        -----------------------------------
           New York, NY  10017
        -----------------------------------

Form 13F File Number:         28-  5391
                                   ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc R. Lisker, Esq.
        -----------------------------------
Title:  General Counsel, MSD Capital, L.P.
        -----------------------------------
Phone:  (212) 303-1668
        -----------------------------------

Signature, Place, and Date of Signing:

        /s/   Marc R. Lisker            New York, NY         August 10, 2000
        --------------------            -------------        ---------------
              (Signature)               (City, State)             (Date)

Report Type ( Check only one.):

[X]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
                                                       --------
Form 13F Information Table Entry Total:                      4
                                                       --------
Form 13F Information Table Value Total:                  53,308(thousands)
                                                       --------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE







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                           FORM 13F INFORMATION TABLE

    COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
 --------------        --------   --------   --------    --------------------------  ----------  --------     --------------------
                                                                                                               VOTING AUTHORITY
 NAME OF ISSUER        TITLE OF     CUSIP       VALUE    SHRS OR  SH/PRN   PUT/CALL  INVESTMENT    OTHER      SOLE   SHARED   NONE
                        CLASS                (X $1,000)  PRN AMT                     DISCRETION  MANAGERS
 --------------        --------     -----    --------    -------  ------   --------  ----------  --------     ----   ------   ----
LANTE COMMON STOCK  COMMON STOCK  516540101       752     36,776    SH                  SOLE                  36,776    0      0

MCKESSON HBOC INC   COMMON STOCK  58155Q103    48,278  2,305,800    SH                  SOLE               2,305,800    0      0

OPUS360 COMMON      COMMON STOCK  68400F109     3,319  1,550,758    SH                  SOLE               1,550,758    0      0

ZIXIT CORPORATION   COMMON STOCK  98974P100       960     20,833    SH                  SOLE                  20,833    0      0



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.